UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7038
                                   --------

                          The Money Market Portfolios
                          ---------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/03
                          --------

Item 1. Reports to Stockholders.




Semiannual Report


The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                         YEAR ENDED JUNE 30,
                                               (UNAUDITED)         2003          2002          2001         2000          1999
                                            ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of
 period ..................................          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...................           .005          .014          .026          .059         .056          .051
Less distributions from net investment
 income ..................................          (.005)        (.014)        (.026)        (.059)       (.056)        (.051)
                                            ------------------------------------------------------------------------------------
Net asset value, end of period ...........          $1.00         $1.00         $1.00         $1.00        $1.00         $1.00
                                            ====================================================================================

Total return a ...........................           .47%         1.41%         2.63%         6.08%        5.75%         5.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........     $5,518,199    $5,331,200    $4,734,196    $4,490,919   $4,144,043    $3,672,404
Ratios to average net assets:
 Expenses ................................           .15% b        .15%          .15%          .15%         .15%          .15%
 Expenses excluding waiver by
  affiliate ..............................           .15% b        .15%          .16%          .16%         .16%          .15%
 Net investment income ...................           .94% b       1.39%         2.56%         5.91%        5.65%         5.04%




aTotal return is not annualized for periods less than one year.
bAnnualized.

                                                          Semiannual Report | 17

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 39.9%
    Australia & New Zealand Banking Group, New York Branch, 1.08% - 1.085%,
     1/21/04 - 3/04/04 .................................................................   $ 50,000,000     $   50,000,357
    Bank of Montreal, Chicago Branch, 1.08% - 1.133%,
     2/18/04 - 4/30/04 .................................................................    150,000,000        150,001,490
    Bank of Nova Scotia, Portland Branch, 1.08%, 1/21/04 - 2/20/04 .....................    150,000,000        150,000,000
    Banque Nationale De Paris, New York Branch, 1.08% - 1.35%,
     1/14/04 - 4/13/04 .................................................................    150,000,000        150,000,560
    Barclays Bank PLC, New York Branch, 1.09% - 1.10%, 3/05/04 -
     4/09/04 ...........................................................................    100,000,000        100,002,498
    Bayerische Landesbank Girozen, New York Branch, 1.06% - 2.10%,
     3/12/04 - 4/26/04 .................................................................    160,000,000        160,120,682
    Credit Agricole, New York Branch, 1.06% - 1.43%, 1/05/04 -
     10/22/04 ..........................................................................    155,000,000        155,002,135
    Dexia Bank, New York Branch, 1.508%, 12/07/04 ......................................     50,000,000         50,003,495
    Landesbank Hessen Thueringen Giro., New York Branch, 1.11%,
     3/03/04 ...........................................................................     75,000,000         75,002,576
    Lloyds Bank PLC, New York Branch, 1.06% - 1.07%, 2/17/04 - 2/19/04 .................    150,000,000        150,000,000
    Rabobank Nederland NV, New York Branch, 1.06%, 4/05/04 - 4/22/04 ...................    150,000,000        149,998,837
    Royal Bank of Canada, New York Branch, 1.06% - 1.42%,
     4/27/04 - 10/22/04 ................................................................    125,000,000        125,005,272
    Royal Bank of Scotland NY, New York Branch, 1.08%, 1/08/04 -
     1/27/04 ...........................................................................    138,958,000        138,957,995
    Svenska Handelsbanken, New York Branch, 1.08% - 1.09%,
     1/13/04 - 2/23/04 .................................................................    100,000,000        100,000,433
    Toronto Dominion Bank, New York Branch, 1.075% - 1.085%,
     1/16/04 - 2/04/04 .................................................................    150,000,000        150,000,457
    UBS AG, Stamford, CT Branch, 1.075% - 1.305%, 4/14/04 - 4/22/04 ....................    150,000,000        150,001,133
    Wells Fargo Bank, San Francisco Branch, 1.05% - 1.07%,
     1/07/04 - 2/25/04 .................................................................    150,000,000        150,000,000
    Westdeutsche Landesbank, New York Branch, 1.09% - 1.25%,
     4/07/04 - 4/14/04 .................................................................     50,000,000         50,007,495
                                                                                                            ----------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,204,105,415) ................................                     2,204,105,415
                                                                                                            ----------------
    COMMERCIAL PAPER 45.5%
  a Abbott Laboratories, 1.04%, 3/08/04 ................................................     25,000,000         24,951,611
  a American International Group I, 1.07% - 1.085%, 2/20/04 - 2/26/04 ..................    100,000,000         99,841,431
  a ANZ (Delaware) Inc., 1.07% - 1.075%, 1/12/04 - 2/26/04 .............................    108,400,000        108,319,627
  a Citigroup Global Markets Holdings, 1.06% - 1.08%,
     1/05/04 - 1/15/04 .................................................................    150,000,000        149,968,035
  a Commonwealth Bank of Australia, 1.05% - 1.08%, 2/17/04 - 4/02/04 ...................    150,000,000        149,652,083
  a Den Danske Corp. Inc., 1.065% - 1.08%, 1/14/04 - 3/18/04 ...........................    150,000,000        149,743,642
  a Dexia Bank, 1.07% - 1.08%, 3/09/04 - 3/17/04 .......................................    100,000,000         99,790,528
  a Dupont De Nemours Inc., 1.05% - 1.07%, 2/10/04 - 2/23/04 ...........................     83,538,000         83,416,619
  a General Electric Capital Corp., 1.08% - 1.19%, 3/23/04 - 6/03/04 ...................    150,000,000        149,369,597
  a Goldman Sachs Group Inc, 1.07%, 1/09/04 - 1/16/04 ..................................    150,000,000        149,945,756
  a HBOS Treasury Services, 1.07% - 1.10%, 2/24/04 - 3/29/04 ...........................    146,600,000        146,256,749
  a Internationale Ned. U.S. Funding Corp., 1.08% - 1.10%,
     2/03/04 - 5/12/04 .................................................................    145,000,000        144,740,080
  a Merrill Lynch & Co Inc., 1.04%, 1/28/04 - 1/30/04 ..................................    150,000,000        149,878,667
  a Nestle Capital Corp., 1.05%, 2/24/04 ...............................................     50,000,000         49,921,250
  a Pfizer Inc., 1.05%, 1/06/04 - 1/07/04 ..............................................     72,000,000         71,988,462
  a Procter & Gamble Co., 1.05%, 2/09/04 ...............................................     50,000,000         49,943,125
  a Province of British Columbia, 1.11%, 4/19/04 .......................................     12,000,000         11,959,670
  a Shell Finance (UK) PLC, 1.06% - 1.07%, 2/09/04 - 3/09/04 ...........................    136,300,000        136,060,161
  a Societe Generale NA Inc., 1.075%, 3/15/04 - 3/17/04 ................................    150,000,000        149,664,063
  a Svenska Handelsbanken Inc., 1.07%, 2/11/04 .........................................     50,000,000         49,939,069
  a Toyota Motor Credit Corp., 1.05%, 1/23/04 - 3/11/04 ................................    134,600,000        134,464,219
  a Westdeutsche Landesbank, 1.065% - 1.08%, 1/09/04 - 3/11/04 .........................    100,000,000         99,929,750
  a Westpac Capital Corp., 1.07% - 1.115%, 2/10/04 - 4/20/04 ...........................    150,000,000        149,599,862
                                                                                                            ----------------
    TOTAL COMMERCIAL PAPER (COST $2,509,344,056) .......................................                     2,509,344,056
                                                                                                            ----------------




18 | Semiannual Report

The Money Market Portfolios

----------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $54,253,547) 1.0%
    FHLB, 1.07%, 12/23/04 ..............................................................   $ 54,280,000     $   54,253,547
                                                                                                            ----------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
    (COST $4,767,703,018) ..............................................................                     4,767,703,018
                                                                                                            ----------------
    REPURCHASE AGREEMENTS 17.1%
  b ABN AMRO Bank, NV, New York Branch, .90%, 1/02/04,
    (Maturity Value $365,018,250) ......................................................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
  b Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity Value
    $107,954,798) ......................................................................    107,950,000        107,950,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity Value
    $107,959,858) ......................................................................    107,955,000        107,955,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, .85%, 1/02/04 (Maturity Value $365,017,236) ....................    365,000,000        365,000,000
     Collateralized by U.S. Government Agency Securities
                                                                                                            ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $945,905,000) ....................................                       945,905,000
                                                                                                            ----------------
    TOTAL INVESTMENTS (COST $5,713,608,018) 103.5% .....................................                     5,713,608,018
    OTHER ASSETS, LESS LIABILITIES (3.5)% ..............................................                      (195,409,004)
                                                                                                            ----------------
    NET ASSETS 100.0% ..................................................................                    $5,518,199,014
                                                                                                            ================




aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.
bSee Note 1(b) regarding repurchase agreements.

                     See notes to financial statements. | Semiannual Report | 19

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     ---------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2003                    YEAR ENDED JUNE 30,
                                                        (UNAUDITED)       2003        2002        2001        2000        1999
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ---------------------------------------------------------------------------
Income from investment operations - net
 investment income ................................           .004        .013        .024        .056        .054        .049
Less distributions from net investment income .....          (.004)      (.013)      (.024)      (.056)      (.054)      (.049)
                                                     ---------------------------------------------------------------------------
Net asset value, end of period ....................          $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                                     ===========================================================================

Total return a ....................................           .44%       1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $184,898    $201,758    $226,676    $186,718    $221,993    $258,458
Ratios to average net assets:
 Expenses .........................................           .15% b      .15%        .15%        .15%        .15%        .15%
 Expenses excluding waiver by affiliate ...........           .16% b      .16%        .16%        .16%        .16%        .15%
 Net investment income ............................           .87% b     1.34%       2.33%       5.63%       5.36%       4.84%




aTotal return is not annualized for periods less than one year.
bAnnualized.




20 | Semiannual Report | See notes to financial statements.

The Money Market Portfolios

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 29.3%
   U.S. Treasury Bill, 1/15/04 ...........................................................  $ 5,000,000      $  4,998,182
   U.S. Treasury Bill, 4/22/04 ...........................................................    5,000,000         4,984,211
   U.S. Treasury Bill, 5/06/04 ...........................................................    5,000,000         4,982,325
   U.S. Treasury Bill, 5/13/04 ...........................................................    5,000,000         4,980,604
   U.S. Treasury Bill, 5/27/04 ...........................................................    5,000,000         4,979,134
   U.S. Treasury Note, 3.625%, 3/31/04 ...................................................   10,000,000        10,063,689
   U.S. Treasury Note, 3.375%, 4/30/04 ...................................................    3,000,000         3,020,585
   U.S. Treasury Note, 2.875%, 6/30/04 ...................................................   11,000,000        11,094,281
   U.S. Treasury Note, 1.875%, 9/30/04 ...................................................    5,000,000         5,023,801
                                                                                                             --------------
   TOTAL GOVERNMENT SECURITIES (COST $54,126,812) ........................................                     54,126,812
                                                                                                             --------------
   REPURCHASE AGREEMENTS 70.6%
 a ABN AMRO Bank, N.V., New York Branch, .85%, 1/02/04
    (Maturity Value $8,000,378) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Banc of America Securities LLC, .77%, 1/02/04 (Maturity
    Value $8,000,342) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Barclays Capital Inc., .83%, 1/02/04 (Maturity Value $8,000,369) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Bear, Stearns & Co. Inc., .80%, 1/02/04 (Maturity Value $8,000,356) ...................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Deutsche Bank Securities Inc., .80%, 1/02/04 (Maturity
    Value $33,331,481) ...................................................................   33,330,000        33,330,000
    Collateralized by U.S. Treasury Notes
 a Dresdner Kleinwort Wasserstein Securities LLC, .83%, 1/02/04
    (Maturity Value $8,000,369) ..........................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Bonds
 a Goldman, Sachs, & Co., .80%, 1/02/04 (Maturity Value $8,000,356) ......................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Greenwich Capital Markets Inc., .83%, 1/02/04 (Maturity
    Value $8,000,369) ....................................................................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
 a Morgan Stanley & Co. Inc., .81%, 1/02/04 (Maturity
    Value $33,336,500) ...................................................................   33,335,000        33,335,000
    Collateralized by U.S. Treasury Notes
 a UBS Securities LLC, .83%, 1/02/04 (Maturity Value $8,000,369) .........................    8,000,000         8,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (COST $130,665,000) .......................................                    130,665,000
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $184,791,812) 99.9% ...........................................                    184,791,812
   OTHER ASSETS, LESS LIABILITIES .1% ....................................................                        106,245
                                                                                                             --------------
   NET ASSETS 100.0% .....................................................................                   $184,898,057
                                                                                                             ==============




aSee Note 1(b) regarding repurchase agreements.




                     See notes to financial statements. | Semiannual Report | 21

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003 (unaudited)


                                                       ------------------------------
                                                                           THE U.S.
                                                                          GOVERNMENT
                                                             THE          SECURITIES
                                                        MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO        PORTFOLIO
                                                       ------------------------------
Assets:
 Investments in securities, at value and cost ......    $4,767,703,018   $ 54,126,812
 Repurchase agreements, at value and cost ..........       945,905,000    130,665,000
 Cash ..............................................             7,568          1,953
 Interest receivable ...............................         4,959,814        136,991
                                                       ------------------------------
      Total assets .................................     5,718,575,400    184,930,756
                                                       ------------------------------
Liabilities:
 Payables:
  Investment securities purchased ..................       199,737,643             --
  Affiliates .......................................           604,940         20,339
  Professional fees ................................            28,952         12,194
 Other liabilities .................................             4,851            166
                                                       ------------------------------
      Total liabilities ............................       200,376,386         32,699
                                                       ------------------------------
Net assets, at value ...............................    $5,518,199,014   $184,898,057
                                                       ==============================
Shares outstanding .................................     5,518,199,014    184,898,057
                                                       ==============================
Net asset value per share ..........................             $1.00          $1.00
                                                       ==============================


22 | Semiannual Report

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2003 (unaudited)


                                                                             -----------------------------
                                                                                               THE U.S.
                                                                                              GOVERNMENT
                                                                                  THE         SECURITIES
                                                                             MONEY MARKET    MONEY MARKET
                                                                               PORTFOLIO       PORTFOLIO
                                                                             -----------------------------
Investment income:
 Interest .................................................................   $28,081,749     $1,001,989
                                                                             -----------------------------
Expenses:
 Management fees (Note 3) .................................................     3,870,224        146,362
 Custodian fees ...........................................................        26,180          1,114
 Professional fees ........................................................        25,843         10,414
 Other ....................................................................        56,137          1,517
                                                                             -----------------------------
      Total expenses ......................................................     3,978,384        159,407
      Expenses waived by affiliate (Note 3) ...............................      (108,026)       (10,891)
                                                                             -----------------------------
       Net expenses .......................................................     3,870,358        148,516
                                                                             -----------------------------
        Net investment income .............................................    24,211,391        853,473
                                                                             -----------------------------
Net realized gain (loss) from investments .................................            --          5,742
                                                                             -----------------------------
Net increase (decrease) in net assets resulting from operations ...........   $24,211,391     $  859,215
                                                                             =============================

                     Semiannual Report | See notes to financial statements. | 23

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended December 31, 2003 (unaudited) and the year ended June 30, 2003


                                            ---------------------------------------------------------------------
                                                                                 THE U.S. GOVERNMENT SECURITIES
                                               THE MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------
                                               SIX MONTHS          YEAR            SIX MONTHS          YEAR
                                                  ENDED            ENDED              ENDED            ENDED
                                            DECEMBER 31, 2003  JUNE 30, 2003    DECEMBER 31, 2003  JUNE 30, 2003
                                            ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................  $   24,211,391  $   73,176,506      $    853,473     $  2,883,855
  Net realized gain (loss)
   from investments .......................              --          19,063             5,742               --
                                            ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..........      24,211,391      73,195,569           859,215        2,883,855
 Distributions to shareholders from net
 investment income ........................     (24,211,391)    (73,195,569) a       (859,215) b    (2,883,855)
 Capital share transactions
  (Note 2) ................................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
                                            ---------------------------------------------------------------------
      Net increase (decrease) in
       net assets .........................     186,999,301     597,003,871       (16,859,972)     (24,918,467)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period .....................   5,331,199,713   4,734,195,842       201,758,029      226,676,496
                                            ---------------------------------------------------------------------
  End of period ...........................  $5,518,199,014  $5,331,199,713      $184,898,057     $201,758,029
                                            =====================================================================



aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investments of $5,742.


24 | See notes to financial statements. | Semiannual Report

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2003, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each portfolio to the combined net assets. Other expenses are charged to each portfolio on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.






                                                          Semiannual Report | 25

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At December 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                                     -------------------------------------
                                                                                             THE U.S.
                                                                                            GOVERNMENT
                                                                           THE              SECURITIES
                                                                      MONEY MARKET         MONEY MARKET
                                                                        PORTFOLIO           PORTFOLIO
                                                                     -------------------------------------
Six months ended December 31, 2003
 Shares sold ......................................................  $ 2,857,333,193      $  80,579,932
 Shares issued in reinvestment of distributions ...................       24,213,385            858,973
 Shares redeemed ..................................................   (2,694,547,277)       (98,298,877)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   186,999,301      $ (16,859,972)
                                                                     =====================================
Year ended June 30, 2003
 Shares sold ......................................................  $ 6,279,565,500      $ 309,427,987
 Shares issued in reinvestment of distributions ...................       73,193,516          2,884,175
 Shares redeemed ..................................................   (5,755,755,145)      (337,230,629)
                                                                     -------------------------------------
 Net increase (decrease) ..........................................  $   597,003,871      $ (24,918,467)
                                                                     =====================================









26 | Semiannual Report

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At December 31, 2003, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..............................  3,464,130,196           62.78%
Franklin Money Fund .................................................................  1,720,139,543           31.17%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .........................    213,907,784            3.88%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .........................................................................    120,021,491            2.17%

At December 31, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                       ------------------------------------
                                                                                                          PERCENTAGE OF
                                                                                         SHARES          OUTSTANDING SHARES
                                                                                       ------------------------------------
Franklin Federal Money Fund .........................................................    112,150,304              60.66%
Institutional Fiduciary Trust - Franklin U.S. Government Securities
 Money Market Portfolio .............................................................     72,747,753              39.34%


4. INCOME TAXES

At December 31, 2003, the cost of investments for book and income tax purposes were the same.







                                                          Semiannual Report | 27

The Money Market Portfolios

5. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. The Company and the funds may be named in similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the funds' investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the funds' management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the funds is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the funds or their shareholders whole, as appropriate.



28 | Semiannual Report

Franklin Money Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                          Semiannual Report | 29

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    February 27, 2004